Property, plant and equipment - Depreciation expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	$ 421,920	$ 344,716	$ 373,247
Cost of sales
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	411,925	330,799	367,007
Administrative expense
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	$ 9,995	$ 13,917	$ 6,240